N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
Entity Central Index Key	0001034925
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this Portfolio’s annual expenses reflect temporary expense reductions. See the Portfolio prospectus for additional information.
C000003363 [Member] | AB VPS Small Cap Growth Portfolio Class A [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Small Cap Growth Portfolio - Class A	[1]
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.02%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	8.53%
C000003363 [Member] | PSF Global Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class I	[1]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management; Massachusetts Financial Services Company; William Blair Investment Management, LLC; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000003363 [Member] | PSF PGIM High Yield Bond Portfolio Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class I	[1]
Portfolio Company Adviser [Text Block]	PGIM Investments, LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income, PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	5.17%
C000003363 [Member] | T. Rowe Price International Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd (Price International)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	4.75%

[1]	This Portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this Portfolio’s annual expenses reflect temporary expense reductions. See the Portfolio prospectus for additional information.